Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023 JPY (¥) Investment	Sep. 30, 2022 JPY (¥)	Sep. 30, 2023 JPY (¥) Investment	Sep. 30, 2022 JPY (¥)	Mar. 31, 2023 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 1,178	¥ (949)	¥ 24,322	¥ (15,645)
Investment funds fair value	¥ 26,848		¥ 26,848		¥ 22,874
Number of investment securities in an unrealized loss position | Investment	1,273		1,273		1,208
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 12,918		¥ 12,918		¥ 10,781
Accrued Interest Receivables
Schedule of Investments [Line Items]
Allowance for credit loss of accrued interest	0		0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	19,401		19,401		16,032
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	(23)	104	(28)	198
Available-for-sale securities
Schedule of Investments [Line Items]
Debt Securities, Available-for-Sale, Purchased credit deterioration financial assets	0	¥ 0	0	¥ 0
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	314		314		237
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 7,133		¥ 7,133		¥ 6,605